Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES INSURANCE SERIES
Prospectus Date	rr_ProspectusDate	Apr. 30, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Hermes Government Money Fund IIA Portfolio of Federated Hermes Insurance SeriesSERVICE SHARESSUPPLEMENT TO PROSPECTUS DATED APRIL 30, 20241. Under the section entitled “Risk/Return Summary: Fees and Expenses,” please delete and replace the “Fee Table” and “Example” in their entirety with the following:RISK/RETURN SUMMARY: Fees and ExpensesNote: The Table below and the Example that follows it relate exclusively to the Service Shares (S) of the Fund. They do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. If these had been included, your costs would be higher.This table describes the fees and expenses that you may pay if you buy, hold and sell S class of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.Shareholder Fees (fees paid directly from your investment)SMaximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)N/AMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)N/AMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)N/ARedemption Fee (as a percentage of amount redeemed, if applicable)N/AExchange FeeN/AAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)SManagement Fee[1]0.15%Distribution (12b-1) FeeNoneOther Expenses[2]0.52%Total Annual Fund Operating Expenses[1]0.67%Fee Waivers and/or Expense Reimbursements[1,3](0.04)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements0.63%1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated gross Management Fee for the Fund effective September 1, 2024.2The Fund may incur and pay administrative service fees of up to 0.25% of average net assets to insurance companies for providing recordkeeping, shareholder and administrative services.3The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses, and proxy related expenses if any) paid by the Fund’s S class (after the voluntary waivers and/or reimbursements) will not exceed 0.63% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:1 Year$683 Years$2145 Years$37310 Years$8352. Under the section entitled “Who Manages the Fund?,” please delete and replace the first sentence of the sub-section “Advisory Fees” in its entirety with the following:“The Fund’s investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.15% of the Fund’s average daily net assets.”3. Under the section entitled “Appendix A: Hypothetical Investment and Expense Information,” please delete and replace the table in its entirety with the following:FEDERATED HERMES GOVERNMENT MONEY FUND II–S CLASSANNUAL EXPENSE RATIO: 0.67%MAXIMUM FRONT-END SALES CHARGE: N/AYearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$500.00$10,500.00$68.45$10,433.002$10,433.00$521.65$10,954.65$71.41$10,884.753$10,884.75$544.24$11,428.99$74.51$11,356.064$11,356.06$567.80$11,923.86$77.73$11,847.785$11,847.78$592.39$12,440.17$81.10$12,360.796$12,360.79$618.04$12,978.83$84.61$12,896.017$12,896.01$644.80$13,540.81$88.27$13,454.418$13,454.41$672.72$14,127.13$92.10$14,036.999$14,036.99$701.85$14,738.84$96.08$14,644.7910$14,644.79$732.24$15,377.03$100.24$15,278.91Cumulative$6,095.73$834.50August 15, 2024Federated Hermes Government Money Fund II
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ456830 (8/24)© 2024 Federated Hermes, Inc.Federated Hermes Government Money Fund IIA Portfolio of Federated Hermes Insurance SeriesSERVICE SHARESSUPPLEMENT TO SUMMARY PROSPECTUS DATED APRIL 30, 20241. Under the section entitled “Risk/Return Summary: Fees and Expenses,” please delete and replace the “Fee Table” and “Example” in their entirety with the following:RISK/RETURN SUMMARY: Fees and ExpensesNote: The Table below and the Example that follows it relate exclusively to the Service Shares (S) of the Fund. They do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. If these had been included, your costs would be higher.This table describes the fees and expenses that you may pay if you buy, hold and sell S class of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.Shareholder Fees (fees paid directly from your investment)SMaximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)N/AMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)N/AMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)N/ARedemption Fee (as a percentage of amount redeemed, if applicable)N/AExchange FeeN/AAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)SManagement Fee[1]0.15%Distribution (12b-1) FeeNoneOther Expenses[2]0.52%Total Annual Fund Operating Expenses[1]0.67%Fee Waivers and/or Expense Reimbursements[1,3](0.04)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements0.63%1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated gross Management Fee for the Fund effective September 1, 2024.2The Fund may incur and pay administrative service fees of up to 0.25% of average net assets to insurance companies for providing recordkeeping, shareholder and administrative services.3The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses, and proxy related expenses if any) paid by the Fund’s S class (after the voluntary waivers and/or reimbursements) will not exceed 0.63% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:1 Year$683 Years$2145 Years$37310 Years$835August 15, 2024Federated Hermes Government Money Fund II
Federated Hermes Funds
4000 Ericsson DriveWarrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ456831 (8/24)© 2024 Federated Hermes, Inc.
Federated Hermes Government Money Fund II
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Hermes Government Money Fund IIA Portfolio of Federated Hermes Insurance SeriesSERVICE SHARESSUPPLEMENT TO PROSPECTUS DATED APRIL 30, 20241. Under the section entitled “Risk/Return Summary: Fees and Expenses,” please delete and replace the “Fee Table” and “Example” in their entirety with the following:RISK/RETURN SUMMARY: Fees and ExpensesNote: The Table below and the Example that follows it relate exclusively to the Service Shares (S) of the Fund. They do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. If these had been included, your costs would be higher.This table describes the fees and expenses that you may pay if you buy, hold and sell S class of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.Shareholder Fees (fees paid directly from your investment)SMaximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)N/AMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)N/AMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)N/ARedemption Fee (as a percentage of amount redeemed, if applicable)N/AExchange FeeN/AAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)SManagement Fee[1]0.15%Distribution (12b-1) FeeNoneOther Expenses[2]0.52%Total Annual Fund Operating Expenses[1]0.67%Fee Waivers and/or Expense Reimbursements[1,3](0.04)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements0.63%1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated gross Management Fee for the Fund effective September 1, 2024.2The Fund may incur and pay administrative service fees of up to 0.25% of average net assets to insurance companies for providing recordkeeping, shareholder and administrative services.3The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses, and proxy related expenses if any) paid by the Fund’s S class (after the voluntary waivers and/or reimbursements) will not exceed 0.63% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:1 Year$683 Years$2145 Years$37310 Years$8352. Under the section entitled “Who Manages the Fund?,” please delete and replace the first sentence of the sub-section “Advisory Fees” in its entirety with the following:“The Fund’s investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.15% of the Fund’s average daily net assets.”3. Under the section entitled “Appendix A: Hypothetical Investment and Expense Information,” please delete and replace the table in its entirety with the following:FEDERATED HERMES GOVERNMENT MONEY FUND II–S CLASSANNUAL EXPENSE RATIO: 0.67%MAXIMUM FRONT-END SALES CHARGE: N/AYearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$500.00$10,500.00$68.45$10,433.002$10,433.00$521.65$10,954.65$71.41$10,884.753$10,884.75$544.24$11,428.99$74.51$11,356.064$11,356.06$567.80$11,923.86$77.73$11,847.785$11,847.78$592.39$12,440.17$81.10$12,360.796$12,360.79$618.04$12,978.83$84.61$12,896.017$12,896.01$644.80$13,540.81$88.27$13,454.418$13,454.41$672.72$14,127.13$92.10$14,036.999$14,036.99$701.85$14,738.84$96.08$14,644.7910$14,644.79$732.24$15,377.03$100.24$15,278.91Cumulative$6,095.73$834.50August 15, 2024Federated Hermes Government Money Fund II
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ456830 (8/24)© 2024 Federated Hermes, Inc.Federated Hermes Government Money Fund IIA Portfolio of Federated Hermes Insurance SeriesSERVICE SHARESSUPPLEMENT TO SUMMARY PROSPECTUS DATED APRIL 30, 20241. Under the section entitled “Risk/Return Summary: Fees and Expenses,” please delete and replace the “Fee Table” and “Example” in their entirety with the following:RISK/RETURN SUMMARY: Fees and ExpensesNote: The Table below and the Example that follows it relate exclusively to the Service Shares (S) of the Fund. They do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. If these had been included, your costs would be higher.This table describes the fees and expenses that you may pay if you buy, hold and sell S class of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.Shareholder Fees (fees paid directly from your investment)SMaximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)N/AMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)N/AMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)N/ARedemption Fee (as a percentage of amount redeemed, if applicable)N/AExchange FeeN/AAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)SManagement Fee[1]0.15%Distribution (12b-1) FeeNoneOther Expenses[2]0.52%Total Annual Fund Operating Expenses[1]0.67%Fee Waivers and/or Expense Reimbursements[1,3](0.04)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements0.63%1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated gross Management Fee for the Fund effective September 1, 2024.2The Fund may incur and pay administrative service fees of up to 0.25% of average net assets to insurance companies for providing recordkeeping, shareholder and administrative services.3The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses, and proxy related expenses if any) paid by the Fund’s S class (after the voluntary waivers and/or reimbursements) will not exceed 0.63% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:1 Year$683 Years$2145 Years$37310 Years$835August 15, 2024Federated Hermes Government Money Fund II
Federated Hermes Funds
4000 Ericsson DriveWarrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ456831 (8/24)© 2024 Federated Hermes, Inc.